SchwabFunds®

211 Main Street

San Francisco, CA 94105

VIA EDGAR

Securities and Exchange Commission	March 13, 2012
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Schwab Annuity Portfolios (File Nos. 33-74534 and 811-8314)

Schwab VIT Balanced Portfolio

Schwab VIT Balanced with Growth Portfolio

Schwab VIT Growth Portfolio

Post-Effective Amendment No. 31

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statement of Additional Information, dated March 5, 2012, for the above-named Portfolios that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment No. 31, as referenced above, for the above-named Trust.

Sincerely,

/s/ Rodney DeWalt

Rodney DeWalt
Corporate Counsel
Charles Schwab Investment Management, Inc.